Goodwill (Tables)	12 Months Ended
Apr. 30, 2023
Disclosure of detailed information about intangible assets [abstract]
Schedule of reconciliation of changes in goodwill

The goodwill was acquired as a result of the acquisitions of U-Protein, IPA Europe and, BioStrand. The changes in the value of goodwill during the year ended April 30, 2023 and 2022 are as follows:

(in thousands)	$
Balance, April 30, 2021	7,777
Foreign exchange	(677)
Acquisition of BioStrand	12,535
Balance, April 30, 2022	19,635
Foreign exchange	1,996
Asset impairment	(2,460)
Balance, April 30, 2023	19,171

Schedule of In Tabular Form Of Allocating Goodwill To Cash Generating Units

For annual impairment testing, goodwill is allocated to the following cash-generating units:

(in thousands)	April 30, 2023 $	April 30, 2022 $
Oss	3,109	2,823
Utrecht	4,710	4,277
BioStrand	11,352	12,535
	19,171	19,635

Schedule of information for cash-generating units	The recoverable amount, growth rate assumptions and discount rates for each cash-generating unit as at April 30, 2023 and 2023 are as follows:

	Recoverable amount		Terminal growth rates		Discount rates
(in thousands)	2023 $	2022 $	2023%	2022%	2023%	2022%
Oss	6,723	9,493	2.2%	2.0%	28.1%	14.3%
Utrecht	11,405	12,483	2.2%	2.0%	24.1%	14.3%
BioStrand	31,546	—	2.5%	—	33.1%	—